Employee Incentives - Schedule of Management Equity Participation Units Activity (Details) shares in Millions	12 Months Ended
Dec. 26, 2020 shares
Time-based Management Equity Participation Units
Compensation Related Costs [Line Items]
Number of Units, Beginning Balance	4.1
Number of Units, Grants	1.4
Number of Units, Vested	(1.5)
Number of Units, Forfeited	(0.8)
Number of Units, Converted into Class A Share RSUs	(3.2)
Performance-based Management Equity Participation Units
Compensation Related Costs [Line Items]
Number of Units, Beginning Balance	4.3
Number of Units, Forfeited	(0.8)
Number of Units, Converted into Class A Share RSUs	(3.5)